Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-10 - Fidelity Government Income Fund	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Government Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Government Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Government Income Fund: Class Z Return Before Taxes Since Inception		LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	1.81%	0.98%	2.15%	1.07%	0.23%	1.29%	1.06%	0.42%	1.35%	1.73%	0.99%	2.15%	4.15%	1.02%	1.78%	6.26%	2.09%	2.83%	6.49%		7.11%	[1]	6.83%	2.36%	3.03%	6.72%	2.42%	3.06%

[1]	(a)Since inception October 2, 2018.